RECENT DEVELOPMENTS (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended		6 Months Ended
	Jul. 30, 2013	Mar. 31, 2013	Jun. 30, 2013	Jun. 30, 2012
Recent Developments [Line Items]
Proceeds on account of debentures and shareholders' equity	$ 40,000		$ 20,042	$ 78,913
Loans outstanding from Israeli Banks		131,000
Number of installments		10
Installment Group One [Member]
Recent Developments [Line Items]
Number of installments		2
Quarterly installment amount		5,000
Installment Group Two [Member]
Recent Developments [Line Items]
Number of installments		2
Quarterly installment amount		10,000
Installment Group Three [Member]
Recent Developments [Line Items]
Number of installments		2
Quarterly installment amount		15,000
Installment Group Four [Member]
Recent Developments [Line Items]
Number of installments		3
Quarterly installment amount		20,000
Installment Group Five [Member]
Recent Developments [Line Items]
Number of installments		1
Quarterly installment amount		11,100
Series 8 Warrants [Member]
Recent Developments [Line Items]
Proceeds on account of debentures and shareholders' equity	$ 18,000